Employee Benefits (Actuarial Assumptions) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.60%	2.90%	3.30%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.90%	2.60%	2.90%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.20%	2.20%	2.20%